Business Combinations - Analysis of Balance sheet (Details) - SEK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	kr 399,418	kr 418,825
Equipment	6,309	163
Right-of-use assets	33,300	5,244
Non-current financial assets	3,915	2,225	kr 1,939	kr 341
Deferred tax assets	4,196	600
Total non-current assets	447,138	427,057
Current assets
Total current assets	1,012,772	1,036,851
TOTAL ASSETS	1,459,910	1,463,908
Equity
Total equity	1,008,281	1,256,300	kr 788,071	kr 618,175
Non-current liabilities
Provisions		55,361
Pension liabilities	3,182	8,296
Deferred tax liabilities	30,856	37,454
Lease liabilities	24,052	878
Total non-current liabilities	316,184	101,989
Current liabilities
Total current liabilities	135,446	105,619
TOTAL EQUITY AND LIABILITIES	kr 1,459,910	1,463,908
Preliminary
Non-current assets
Intangible assets		461,367
Equipment		163
Right-of-use assets		5,244
Non-current financial assets		2,225
Deferred tax assets		600
Total non-current assets		469,599
Current assets
Total current assets		1,036,851
TOTAL ASSETS		1,506,450
Equity
Total equity		1,256,300
Non-current liabilities
Provisions		55,361
Pension liabilities		8,296
Deferred tax liabilities		79,996
Lease liabilities		878
Total non-current liabilities		144,531
Current liabilities
Total current liabilities		105,619
TOTAL EQUITY AND LIABILITIES		1,506,450
Adjustments
Non-current assets
Intangible assets		(42,542)
Total non-current assets		(42,542)
Current assets
TOTAL ASSETS		(42,542)
Non-current liabilities
Deferred tax liabilities		(42,542)
Total non-current liabilities		(42,542)
Current liabilities
TOTAL EQUITY AND LIABILITIES		kr (42,542)